Acquisitions and disposals (Details Textual) $ / shares in Units, ₪ in Millions								1 Months Ended															12 Months Ended
	Aug. 08, 2019 $ / shares	Jul. 02, 2019 ARS ($)	May 02, 2019	Nov. 27, 2018 ARS ($)	Aug. 14, 2018 ARS ($)	Jul. 05, 2018 ARS ($) shares	Dec. 24, 2017 ARS ($)	Apr. 30, 2020	Mar. 26, 2020 ARS ($)	Feb. 29, 2020 ARS ($)	Jan. 26, 2020 ARS ($)	Dec. 05, 2019	Oct. 30, 2019	Aug. 31, 2019 ARS ($)	Jul. 31, 2019 ARS ($)	Feb. 28, 2019 ARS ($)	Feb. 14, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Nov. 30, 2018 ARS ($)	Oct. 31, 2018	Oct. 29, 2018	Jun. 27, 2018 ARS ($) shares	Jun. 30, 2020 ARS ($) $ / shares shares	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 ARS ($)	Jun. 09, 2020 ARS ($) a	May 31, 2020	Dec. 31, 2019 ARS ($)	Dec. 10, 2019	Sep. 01, 2019	Jul. 19, 2019 $ / shares shares
Acquisitions and disposals (Textual)
Sales and Swap transactions description																On May 1, 2017, August 30, 2017, January 1, 2018, May 3, 2018, August 30, 2018, and January 2, 2019, continuing with the instructions given by the Israel Capital Market, Insurance and Savings Commission, IDBD sold 5% of its stake in Clal on each occasion and 4.5% on the last one respectively, with a subsequent swap transaction with a 2- year expiration term for each transaction. The consideration for the transactions amounted to approximately NIS 944.5, which is partially restricted according to these agreements until the swap expires. These transactions did not meet the de-recognition criteria so the Group maintains the asset as “Financial assets available for sale” and accounted for the loans as a financial liability. On December 16, 2019, Clal made a public capital increase for 12,066,000 shares at a price of NIS 53.87 per share. IDBD did not take part in such transaction. Additionally, on that date, IDBD sold 200,000 Clal shares at a price of NIS 53.95 per share, representing 0.3% of the new capital stock. On December 18, 2019, IDBD sold 617,017 Clal shares at an average price of NIS 53.77 per share, representing 0.9% of the issued capital stock. Furthermore, a swap transaction carried out by IDBD involving 2,771,309 shares expired in December 2019. The closing price was NIS 52.25 per share. A swap transaction involving 751,000 shares expired within the January-March 2020 period. The closing price was NIS 45.09 per share.
Capital stock										$ 712,000,000
Consideration received				$ 7,266,000,000																			$ 13,845,000,000
Percentage sold amounted																							16.56%
Fair value measurement																							$ 5,856,000,000
Fair value re-measurement																							$ 18,789,000,000
Total shares of shufersal percentage				7.50%
Profit for this sale				$ 430,000,000
DIC acquired additional percentage																							29.91%
Increased in capital stock																						$ 4,918,000,000
DIC participated in increase																						2,561,000,000
Consideration paid																							$ 6,011,000,000
PBC [Member]
Acquisitions and disposals (Textual)
Increase in net equity																		$ 101,000,000
Agreement, description								PBC executed an agreement with another buyer for NIS 800 involving all ISPRO shares and the rights over the loans granted by PBC to ISPRO. As a consequence of the agreement for the sale of ISPRO´s shares, the Group has reclassified net assets totaling Ps. 15,473 as “Group of Assets available for Sale”. Income to be recognized at the time of the consummation of the transaction shall be NIS 47 (equivalent of Ps. 842 as of the current fiscal year-end).
Acquired market price																$ 1,435,000,000		$ 1,435,000,000
DIC acquired additional percentage																4.40%		4.40%						4.40%	4.40%
Elron [Member]
Acquisitions and disposals (Textual)
Decrease in net equity																		$ 64,000,000	$ 64,000,000
Acquired market price																		$ 557,000,000	$ 557,000,000
DIC acquired additional percentage																		9.20%	9.20%					9.20%	9.20%
Tyrus [Member]
Acquisitions and disposals (Textual)
Acquisition, description						As a result of this transaction, the Group’s equity interest has increased from 76.57% to 77.92%. This transaction was accounted for as an equity transaction generating an increase in the net equity attributable to the controlling company by Ps. 46, restated as of the date of these financial statements.
Shares acquired | shares						2,062,000
Acquired market price						$ 490,000,000
Purchase of own shares, percentage						83.77%
outstanding shares, percentage						1.35%
Ispro [Member]
Acquisitions and disposals (Textual)
Acquired market price														$ 2,465,000,000
Cellcom [Member]
Acquisitions and disposals (Textual)
Telecom agreement, description										Cellcom, the shareholders of Golan Telecom and Golan Telecom executed a binding memorandum of understanding for the acquisition of Golan Telecom entire capital stock, for a total amount of NIS 590, payable in 2 installments (NIS 413 at the closing date of the transaction and NIS 177 within a term of 3 years following such closing date). Cellcom shall issue and deposit the Company´s shares for 8.2 million, with a trustee into a trust account (“Shares held in Trust”), as collateral.
Tivoli Project [Member]
Acquisitions and disposals (Textual)
Consideration received															$ 18,000,000
Sale of real estate [Member]
Acquisitions and disposals (Textual)
Agreement, description																				A subsidiary of Ispro signed an agreement for the sale of all of its rights in real estate area of approximately 29 dunams (equivalent to 1 hectare), in which there are 12,700 square meters in the northern industrial zone in Yavneh for NIS 86 million, (equivalent to Ps.6,439). Such agreement has already been executed.
IDBT Board of Directors [Member]
Acquisitions and disposals (Textual)
Agreement to sell					0.50
IDBT Entrusted Tourism [Member]
Acquisitions and disposals (Textual)
Total price					$ 506,000,000
Series 3 Options [member]
Acquisitions and disposals (Textual)
Common shares | shares																							7,038,000
Series 3 Options [member] | 100 common shares [Member]
Acquisitions and disposals (Textual)
Common shares | shares																							23
Series 4 Options [member]
Acquisitions and disposals (Textual)
Common shares | shares																							6,426,000
Series 4 Options [member] | 100 common shares [Member]
Acquisitions and disposals (Textual)
Common shares | shares																							21
Mehadrin [Member]
Acquisitions and disposals (Textual)
Interest rate																							3.50%						31.40%
Capital stock																							$ 277,000,000
Mehadrin [Member] | Bottom of range [member]
Acquisitions and disposals (Textual)
Interest rate										31.40%
Mehadrin [Member] | Maximum [Member]
Acquisitions and disposals (Textual)
Interest rate										40.20%
Gav - Yam [Member]
Acquisitions and disposals (Textual)
Interest rate		11.70%																									4.96%			5.14%
Consideration received		$ 6,949,000,000
Gav - Yam [Member] | Bottom of range [member]
Acquisitions and disposals (Textual)
Interest rate		40.00%																									29.90%			34.90%
Gav - Yam [Member] | Maximum [Member]
Acquisitions and disposals (Textual)
Interest rate		51.70%																									34.90%			40.00%
Shufersal [Member]
Acquisitions and disposals (Textual)
Sale Of shares amounted							$ 2,148,000,000
Sale of shares amounted increase							$ 976,000,000
Shufersal [Member] | Bottom of range [member]
Acquisitions and disposals (Textual)
Interest rate							50.12%
Shufersal [Member] | Maximum [Member]
Acquisitions and disposals (Textual)
Interest rate							53.30%
Shufersal Ltd. [Member]
Acquisitions and disposals (Textual)
Interest rate				26.02%
NIS [Member]
Acquisitions and disposals (Textual)
Common share par value | $ / shares																							$ 1.021
Capital stock										$ 39,000,000
Consideration received				$ 416,000,000																			$ 848,000,000
Profit for this sale				$ 27,000,000
Increased in capital stock																						280,000,000
DIC participated in increase																						$ 145,900,000
DIC shares | shares																						6,314,200
Consideration paid																							$ 307,000,000
Deposit									$ 40,000,000
NIS [Member] | PBC [Member]
Acquisitions and disposals (Textual)
Acquired market price																$ 81,000,000		$ 81,000,000
NIS [Member] | Elron [Member]
Acquisitions and disposals (Textual)
Acquired market price																		$ 31,000,000	$ 31,000,000
NIS [Member] | Tyrus [Member]
Acquisitions and disposals (Textual)
Acquired market price						$ 20,000,000
NIS [Member] | Ispro [Member]
Acquisitions and disposals (Textual)
Acquired market price														$ 131,000,000
NIS [Member] | Sale of Ispro [Member]
Acquisitions and disposals (Textual)
Consideration received											$ 885,000,000
Deposit											15,000,000
Deposit an additional amount											$ 40,000,000
NIS [Member] | IDBT Entrusted Tourism [Member]
Acquisitions and disposals (Textual)
Total price					$ 26,000,000
NIS [Member] | Mehadrin [Member]
Acquisitions and disposals (Textual)
Interest rate																							43.70%
Capital stock																							$ 14,000,000
NIS [Member] | Gav - Yam [Member]
Acquisitions and disposals (Textual)
Consideration received		$ 46,000,000
NIS [Member] | Shufersal [Member]
Acquisitions and disposals (Textual)
Sale Of shares amounted							$ 169,500,000
Sale of shares amounted increase							$ 727,000,000
Distribution Of Dividends In Kind [Member]
Acquisitions and disposals (Textual)
General ordinary shareholders description													The General Ordinary Shareholders´ Meeting approved the distribution of a dividend in kind for an equivalent of Ps. 480 (representing Ps. 0.83 per share and equivalent of Ps. 589 at current currency as of June 30, 2020) payable in IRSA CP shares. For distribution, the quoted price of the IRSA CP share was taken as of October 29, 2019, which was Ps. 205 per share. The number of shares distributed amounts to 2,341,463. This transaction was accounted for in equity as a decrease in the net equity attributable to the parent company for an amount of Ps.504, restated as of the date of these financial statements. The stake of the Group in IRSA CP as at year-end is 80.65%.								General Ordinary and Extraordinary Shareholder’s meeting was held, whereby the distribution of a dividend in kind for an equivalent of Ps. 1,827 payable in shares of IRSA CP S.A. was resolved (representing Ps 2.44 per share and equivalent of Ps. 2,610 at current currency as of June 30, 2020). For the distribution, the value of IRSA CP share was taken as of October 26, 2018, which was Ps. 220 per share. The number of shares distributed amounted to 6,418,182. This transaction was accounted for as an equity transaction generating a decrease in the net equity attributable to the parent for Ps. 1,534, restated as of the date of these financial statements.
Sale of IRSA CP Floors [Member]
Acquisitions and disposals (Textual)
Tower under construction																										$ 200,000,000
Covering a total area | a																										2,430
Transaction price																										$ 1,165,000,000
Sale of IRSA CP Floors [Member] | USD [Member]
Acquisitions and disposals (Textual)
Transaction price																										$ 16,900,000
Condor Merger Agreement [Member]
Acquisitions and disposals (Textual)
Common shares | shares																															2,197,023
Condor Merger Agreement [Member] | Series E [Member]
Acquisitions and disposals (Textual)
Common shares | shares																															325,752
Condor Merger Agreement [Member] | USD [Member]
Acquisitions and disposals (Textual)
Common share par value | $ / shares																															$ 0.01
Cash equivalent per share | $ / shares																															11.10
Receive cash equivalent per share | $ / shares																															$ 10.00
TGLT Recapitalization Agreement [Member]
Acquisitions and disposals (Textual)
Sale of shares, description	Class A Public Offer to make a contribution in kind of shares of the company La Maltería SA, 100% of its ownership, for an amount up to USD 24 million and promised to exchange its convertible negotiable obligations into preferred Class B shares.
TGLT Recapitalization Agreement [Member] | Class B Preferred Share [Member]
Acquisitions and disposals (Textual)
Subscription price | $ / shares	$ 6.94
TGLT Recapitalization Agreement [Member] | Class C Preferred Share [Member]
Acquisitions and disposals (Textual)
Subscription price | $ / shares	1.00
TGLT Recapitalization Agreement [Member] | USD [Member]
Acquisitions and disposals (Textual)
Subscription price | $ / shares	$ 1.00
Sale of Tarshopt [Member]
Acquisitions and disposals (Textual)
Transaction price																	$ 177,000,000
Capital stock, percentage																	100.00%
Purchase Of Equity Interest In HASAU [Member]
Acquisitions and disposals (Textual)
Sale of shares, description																The twenty percent (20%) of HASAU for an amount of US$ 1.2. As a result of this acquisition, IRSA holds 100% of HASAU's share capital. This transaction was accounted for as an equity transaction generating a decrease in the net equity attributable to the controlling shareholders by Ps. 3 restated at the date of these financial statements.
Other Sales Agreements [Member]
Acquisitions and disposals (Textual)
Share capital description			On May 2, 2019, continuing with the instructions given by the Israel Capital Market, Insurance and Savings Commission, IDBD entered into sales agreements with two unrelated parties (the “Buyers”), according to which each of the Buyers will acquire Clal shares representing 4.99% of its share capital at a cash price of NIS 47.7 per share (approximately Ps. 602 per share). In addition, they were granted an option to acquire additional Clal shares for approximately 3% of the issued capital, for a period of 120 days (subject to obtaining a holding permit) at a price of NIS 50 per share. Additionally on the same day, IDBD also entered into an agreement with a third unrelated buyer (the "Additional Buyer"), according to which the Additional Buyer will receive an option from IDBD, valid for a period of 50 days, to acquire approximately 4.99% of Clal shares (and not less than 3%), at a price of NIS 47.7 per share (approximately Ps. 602 per share). Subject to the exercise of the option by the Additional Buyer, the price will be paid 10% in cash and the rest through a loan that will be provided to the Additional Buyer by IDBD and / or by a related entity and / or by a banking corporation and / or financial institution, under the agreed conditions. The aforementioned agreements include, among others, a commitment by the Buyers and the Additional Buyer to not sell the shares acquired during an agreed period of 24 months. It is clarified that each of the Buyers and the Additional Buyer have declared and committed to IDBD that there are no agreements or understandings between them regarding the joint ownership of Clal shares that are subject to the aforementioned agreements. The total amount of Clal shares that can be acquired by the three buyers mentioned above, to the extent that the three agreements are completed and the options are exercised, represents approximately 18% of Clal's share capital. As of the date of these financial statements, all previously agreed sales transactions have been consummated. On June 28 and July 6, 2020, IDBD sold 4,791,618 Clal shares held by it through swap transactions, at an average price of approximately NIS 30 per share, representing 7.1% of the capital stock. Additionally, on September 3, 2020, IDBD sold 2,376,527 Clal shares at an average price of NIS 32,475 per share, for a total amount of NIS 77.2 million, representing 3.5% of Clal´s capital stock.As a result of the aforementioned transactions, as of this date, IDBD´s holding in Clal represents 4.99% of its capital stock. It no longer has swap transactions and, accordingly, it is no longer considered as Clal interested party within the context of Israel´s Securities Regulations. On February 4, 2020, Dolphin furnished to the financial entities through which IDB carried out the swap transactions of Clal shares in August and November 2018, guarantees of approximately NIS 11 million, which shall be part of the committed deposits that IDB undertook as part of the terms of such transactions. Furthermore, on February 18, it deposited further guarantees in the amount of NIS 9 million. Following the last sale described above, the guarantees were returned.
Discount Investment Corporation Ltd [Member]
Acquisitions and disposals (Textual)
DIC exercised																									$ 1,500,000
Interest percentage																							46.20%
Voting rights, percentage																							0.485
Cellcom [Member]
Acquisitions and disposals (Textual)
Common shares | shares																							30,600,000
Decrease in net equity																							$ 226,000,000
Share capital																												$ 357,000,000
Share capital, percentage												50.00%
DIC exercised																									527,000,000
Interest percentage																							0.90%
Cellcom [Member] | NIS [Member]
Acquisitions and disposals (Textual)
Share capital																												$ 19,000,000
DIC exercised																									31,000,000
Board of Directors [Member]
Acquisitions and disposals (Textual)
Decrease in net equity																									$ 133,000,000
Acquisition, description																								DIC acquired 12.2 million shares for a total amount of NIS 119 million (approximately Ps. 2,040). Additionally, in December 2018, minority shareholders of DIC exercised DIC Series 6 options for an amount of NIS 9 million (approximately Ps.174).	DIC acquired 12.2 million shares for a total amount of NIS 119 million (approximately Ps. 2,040). Additionally, in December 2018, minority shareholders of DIC exercised DIC Series 6 options for an amount of NIS 9 million (approximately Ps.174).
DIC acquired additional percentage																		5.40%						5.40%	5.40%
Repurchase of own shares, amount																									$ 2,498,000,000
Share capital, percentage																								10.10%	10.10%
Board of Directors [Member] | NIS [Member]
Acquisitions and disposals (Textual)
Repurchase of own shares, amount | ₪																								₪ 120